SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 0	$ 809,481
Restricted cash	8,651	$ 0
Excess was erroneously withdrawn from the trust account	108,611
Common stock subject to possible redemption, shares outstanding			11,500,000
Deferred offering costs	0
Federal depositary insurance coverage	250,000
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0